SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued employees’ social insurance	$ 266,690	$ 270,349	$ 327,735
Accrued payroll and commission	309,903	307,331	179,183
Accrued rent expense	30,107	32,746	29,000
Construction payable	1,363,366	1,384,674	111,807
Payable for equipment purchase	26,833	32,278
Accrued professional fees	160,648	233,894	50,840
Deposit	11,357	11,308	12,239
Other payables	63,363	83,910	41,596
Total	$ 2,232,267	$ 2,356,490	$ 752,400